COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                           (collectively, the "Funds")
                Supplement to Statement of Additional Information
                  dated March 1, 2005, as revised July 12, 2005


At a meeting held on September 16, 2005, shareholders of record of the Columbia Florida Intermediate Municipal Bond Fund approved the reorganization of Columbia Florida Intermediate Municipal Bond Fund into Nations Florida Intermediate
Municipal  Bond Fund.  Effective  September 19, 2005, all references to Columbia
Florida Intermediate Municipal Bond Fund in the Statement of Additional Information are removed.



SUP-39/90645-0905                                            September 20, 2005